Shareholder Report, Line Graph (Details) 193894_Innovator U.S. Equity Accelerated 9 Buffer ETF - January_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2021	Oct. 31, 2025
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name					Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV
Accumulated Value	$ 11,497	$ 9,997	$ 8,907	$ 10,000	$ 12,774
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	12,510	9,064	8,230	10,000	$ 15,194
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500
Accumulated Value	$ 11,971	$ 8,799	$ 8,124	$ 10,000	$ 14,352